Troubled Debts Restructures (Tables)	12 Months Ended
Dec. 31, 2012
Troubled Debts Restructures, Short-Term Borrowed Funds and Long-Term Debt [Abstract]
Breakdown of the types of concessions made by loan class

	Twelve months ended December 31, 2012
	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
		(dollars in thousands)
Extend payment terms:
Commercial	1	$33	$32
Real estate - commercial	—	—	—
Other real estate construction	1	49	49
Real estate 1 - 4 family construction	—	—	—
Real estate - residential	2	30	30
Home equity	—	—	—
Consumer loans	1	45	42
Other loans	—	—	—

	5	$157	$153

Other:
Commercial	1	$68	$68
Real estate - commercial	1	116	112
Other real estate construction	—	—	—
Real estate 1 - 4 family construction	1	32	31
Real estate - residential	6	939	933
Home equity	—	—	—
Consumer loans	1	17	17
Other loans	—	—	—

	10	$1,172	$1,161

Total	15	$1,329	$1,314

Loans modified as troubled debt restructurings within the previous twelve months for which there was a payment default

	Twelve months ended December 31, 2012
	Number of Loans	Recorded Investment
	(dollars in thousands)
Extended payment terms:
Commercial	1	$31
Real estate - commercial	—	—
Other real estate construction	1	49
Real estate 1 - 4 family construction	—	—
Real estate - residential	—	—
Home Equity loans	2	30
Consumer loans	—	—
Other loans	—	—

	4	$110

Other:
Commercial	—	$—
Real estate - commercial	—	—
Other real estate construction	—	—
Real estate 1 - 4 family construction	—	—
Real estate - residential	1	238
Home Equity loans	—	—
Consumer loans	1	17
Other loans	—	—

	2	$255

Total	6	$365

Schedule of successes and failures of the types of debt restructuring

	Paid In Full		Paying as restructured		Converted to nonaccrual		Foreclosure/ Default
	Number of Loans	Recorded Investments	Number of Loans	Recorded Investments	Number of Loans	Recorded Investments	Number of Loans	Recorded Investments
	(dollars in thousands)

Below market interest rate	—	$—	—	$—	—	$—	—	$—
Other Loans	—	—	15	738	—	—	2	511

Total	—	$—	15	$738	—	$—	2	$511